LEASES - Schedule Of Future Minimum Payments (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Total Operating Leases
2020	¥ 3,858	¥ 3,236
2021	3,826	3,231
2022	3,733	3,157
2023	3,660	3,031
2024	3,466	2,921
Thereafter	25,730	18,077
Total minimum lease payments	44,273	33,653
Less: amount representing interest	13,819	11,598
Present value of minimum lease payments	¥ 30,454	¥ 22,055